Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Leases
Total future minimum lease payments	¥ 67,193
Less: Amount representing interest	(36,306)
Present value of net future minimum lease payments	¥ 30,887